FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES, Interest Rate Risk (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Amount of Increase (Decrease) on Equity and Profit or Loss [Abstract]
Profit or loss	$ (21,843,646)	$ (17,444,754)	$ (21,521,237)
Equity	$ 51,339,595	$ 20,563,228	$ 7,419,719	$ 1,760,120
Floating Interest Rate [Member]
Interest-bearing financial instruments [Abstract]
Weighted average interest rate on cash at bank on hand and short-term deposits	4.16%	3.09%
Interest rate risk [member]
Interest-bearing financial instruments [Abstract]
Financial assets	$ 33,157,356	$ 11,937,941
Interest rate risk [member] | Cash at Bank and on Hand [Member]
Interest-bearing financial instruments [Abstract]
Financial assets	33,157,356	11,937,941
0.5% Increase [Member] | Cash and Cash Equivalents [Member]
Amount of Increase (Decrease) on Equity and Profit or Loss [Abstract]
Profit or loss	165,787	59,690
Equity	165,787	59,690
0.5% Decrease [Member] | Cash and Cash Equivalents [Member]
Amount of Increase (Decrease) on Equity and Profit or Loss [Abstract]
Profit or loss	(165,787)	(59,690)
Equity	$ (165,787)	$ (59,690)